Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels, Net (Table)

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2018	$1,687,274	$(303,669)	$1,383,605
Additions/ (Depreciation)	102,637	(63,935)	38,702
Disposals	(77,922)	11,153	(66,769)
Impairment loss	(7,287)	—	(7,287)
Balance at December 31, 2019	$1,704,702	(356,451)	1,348,251
Additions/ (Depreciation)	3,654	(33,249)	(29,595)
Balance at June 30, 2020	$1,708,356	$(389,700)	1,318,656